Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Parenthetical) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Emoluments received from company	¥ 13,424,000	¥ 14,261,000	¥ 13,171,000
Deferred performance emoluments paid by company		1,640,000	0
Mr. Liao Yongyuan [member]
Disclosure of transactions between related parties [Line Items]
Emoluments received from company	0	¥ 0	¥ 0
Directors [member]
Disclosure of transactions between related parties [Line Items]
Deferred performance emoluments paid by company	¥ 1,640,000